Changes in the Company structure	6 Months Ended
Jun. 30, 2023
Changes in the Company structure
Changes in the Company structure

2) Changes in the Company structure

2.1) Main acquisitions and divestments

➢	Exploration & Production
●	In March 2023, TotalEnergies has signed an agreement with CEPSA to acquire CEPSA’s upstream assets in the United Arab Emirates with an effective date of January 1, 2023. The assets to be acquired are:
o	a 20% participating interest in the Satah Al Razboot (SARB), Umm Lulu, Bin Nasher and Al Bateel (SARB and Umm Lulu) offshore concession.

The SARB and Umm Lulu concession includes two major offshore fields. ADNOC holds a 60% interest in this concession, alongside OMV (20%). The concession is operated by ADNOC Offshore.

o	a 12.88% indirect interest in the Mubarraz concession held by Abu Dhabi Oil Company Ltd (ADOC), through the acquisition of 20% of Cosmo Abu Dhabi Energy Exploration & Production Co. Ltd (CEPAD), a company holding a 64.4% interest in ADOC.

The Mubarraz concession is comprised of four producing offshore fields.

The SARB and Umm Lulu transaction was completed on March 15, 2023. The Mubarraz transaction was not completed following Cosmo’s decision to exercise its right of first refusal on the proposed transaction on April 21, 2023 in accordance with the terms of the agreements.

➢	Integrated LNG
●	On June 12, 2022, following the request for proposals in relation to partner selection for the North Field East (NFE) liquified natural gas project, TotalEnergies has been awarded, a 25% interest in a new joint venture (JV), alongside the national company QatarEnergy (75)%. The new JV will hold a 25% interest in the 32 million tons per annum (Mtpa) NFE project, equivalent to one 8 Mtpa LNG train. The acquisition of the interest in this project was finalized in January 2023.
➢	Integrated Power
●	On October 26, 2022, TotalEnergies and Casa dos Ventos (CDV), Brazil's leading renewable energy developer, announced the creation of a 34%(TTE)/66%(CDV) joint venture to jointly develop, build and operate the renewable portfolio of Casa Dos Ventos. This portfolio includes 700 MW of onshore wind capacity in operation, 1 GW of onshore wind under construction, 2.8 GW of onshore wind and 1.6 GW of solar projects under well advanced development (COD[1] within 5 years). Besides, the newly formed JV will have the right to acquire the current and new projects that are or will be developed by CDV as they reach execution stage. The transaction amounts to a payment of $0.5 billion and an earn-out of up to $30 million for the acquisition of a 34% stake in the JV. In addition, TotalEnergies will have the option to acquire an additional 15% equity share in 2027. The transaction was completed in January 2023.

2.2) Major business combinations

➢	Exploration & Production
●	Acquisition of participating interest in SARB and Umm Lulu offshore concession

In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. A preliminary purchase price allocation has been done in the second quarter following the acquisition, this assessment will be finalized within 12 months following the acquisition date.

2.3) Divestment projects

➢	Exploration & Production

On April 27, 2023, TotalEnergies announced the signature of an agreement with Suncor Energy Inc. for the sale of the entirety of the shares of TotalEnergies EP Canada Ltd for a consideration including a 5.5 billion Canadian dollar cash payment at closing (about US$4.1 billion) and additional payments that could reach a maximum of 600 million Canadian dollar (about US$450 million) under specific conditions. The transaction was subject to the waiver of TotalEnergies EP Canada Ltd’s partners pre-emption rights and customary closing conditions, notably the required approval from public authorities.

[1] Commercial Operation Date

On May 26, 2023 ConocoPhillips has notified TotalEnergies that it is exercising its preemption right to purchase the 50% interest in the Surmont asset held by TotalEnergies EP Canada Ltd. TotalEnergies will receive from ConocoPhillips a cash payment upon closing of 4.0 billion Canadian dollar (about US$3 billion) and additional payments that could reach a maximum of 440 million Canadian dollar (about US$325 million) under specific conditions for its 50% non-operated interest in the Surmont asset and associated logistics commitments. Closing is expected in the second half year of 2023.

Following the exercise by ConocoPhillips of its preemption right, TotalEnergies and Suncor are continuing discussions regarding the sale of TotalEnergies EP Canada Ltd shares, including the Fort Hills working interest and the associated logistics.

As of June 30, 2023, the assets and liabilities have been respectively classified in the consolidated balance sheet as “assets classified as held for sale” for an amount of $5,435 million and “liabilities classified as held for sale” for an amount of $893 million. These assets mainly include tangible assets.

➢	Marketing & Services

On March 16, 2023, TotalEnergies and Alimentation Couche-Tard have signed agreements covering TotalEnergies' retail networks in four European countries. As part of this agreement, TotalEnergies will join forces with Couche-Tard in Belgium and Luxembourg and transfer its networks in Germany and the Netherlands.

This planned transaction, which is based on an enterprise value of 3.1 billion euros, is subject to the usual conditions for completion, including the consultation processes of employee representatives and securing of the mandatory authorizations from competition authorities.

As of June 30, 2023, the assets and liabilities have been respectively classified in the consolidated balance sheet as “assets classified as held for sale” for an amount of $1,901 million and “liabilities classified as held for sale” for an amount of $1,227 million. These assets mainly include tangible assets.